Fees and Expenses - No Load Class Prospectus	Apr. 30, 2026
Kinetics Internet Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Internet Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Internet Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Internet Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Internet Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs for the Internet Fund would be:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]	The Internet Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Internet Portfolio’s, and therefore the Internet Fund’s, performance. During the most recent fiscal year, the Internet Portfolio’s portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	45.00%
Kinetics Global Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Global Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in No Load Class shares of the Global Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Global Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]	The Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Global Portfolio’s, and therefore the Global Fund’s, performance. During the most recent fiscal year, the Global Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	5.00%
Kinetics Paradigm Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Paradigm Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Paradigm Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Paradigm Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]	The Paradigm Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Paradigm Portfolio’s, and therefore the Paradigm Fund’s, performance. During the most recent fiscal year, the Paradigm Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	3.00%
Kinetics Small Cap Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Small Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]	The Small Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small Cap Portfolio’s, and therefore the Small Cap Fund’s, performance. During the most recent fiscal year, the Small Cap Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	none
Kinetics Market Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Market Opportunities Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Market Opportunities Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Market Opportunities Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]	The Market Opportunities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Market Opportunities Portfolio’s, and therefore the Market Opportunities Fund’s, performance. During the most recent fiscal year, the Market Opportunities Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	4.00%
Kinetics Multi-Disciplinary Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Multi-Disciplinary Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus, which reflects the Multi-Disciplinary Income Fund’s operating Expenses and does not include acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Multi-Disciplinary Income Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Multi-Disciplinary Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Income Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Income Fund would be:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]	The Multi-Disciplinary Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Multi-Disciplinary Income Portfolio’s, and therefore the Multi-Disciplinary Income Fund’s, performance. During the most recent fiscal year, the Multi-Disciplinary Income Portfolio’s portfolio turnover rate was 74% of the average value of its portfolio.
Portfolio Turnover, Rate	74.00%